Accounts Receivables - Summary of Accounts Receivable and Ageing Analysis (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable [Line Items]
Accounts receivable	¥ 3,630	¥ 2,814
Less: loss allowance for expected credit losses	(20)	(14)	¥ (11)
Accounts receivable, net	3,610	2,800
Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	3,630	2,814
Up to 3 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	2,804	2,490
3 to 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	321	165
Over 6 months | Ageing analysis of the accounts receivable based on invoice date
Accounts Receivable [Line Items]
Accounts receivable	¥ 505	¥ 159